CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Loss from continuing operations	[1]	$ (1,070.8)	$ (158.0)
Adjustments for:
Foreign exchange (gains) loss		(6.6)	(43.8)
Asset impairment		1,054.8	268.4
Reclamation and closure costs paid		(1.2)	(1.4)
Gain on disposal of El Morro stream		0.0	(33.0)
Depreciation and depletion		241.2	160.4
Other non-cash adjustments		9.0	39.0
Income tax expense (recovery)		(25.2)	(84.6)
Finance income		(1.5)	(1.1)
Finance costs		69.0	12.8
Cash flows from (used in) operations before changes in working capital		268.7	158.7
Change in non-cash operating working capital		(71.6)	43.8
Income taxes paid		(4.1)	(5.4)
Operating cash flows generated from continuing operations	[1]	193.0	197.1
Operating cash flows generated from discontinued operations		52.1	145.1
Cash generated from operations		245.1	342.2
INVESTING ACTIVITIES
Mining interests		(213.9)	(554.2)
Proceeds from the sale of Peak Mines, net of transaction costs		42.4	2.6
Proceeds from sale of Mesquite, net of transaction costs and other adjustments		149.8	0.0
Proceeds from the sale of the El Morro stream and other assets		1.1	65.3
Interest received		1.2	1.0
Gold price option contract investment costs		0.0	(0.9)
Investing cash flows used by continuing operations	[1]	(19.4)	(486.2)
Investing cash flows used by discontinued operations		(12.8)	(47.4)
Cash used by investing activities		(32.2)	(533.6)
FINANCING ACTIVITIES
Proceeds received from exercise of options		0.0	0.6
Net proceeds received from issuance of common shares		0.0	164.7
(Repayment) drawdown of Credit Facility		(230.0)	130.0
Finance lease payments		(4.0)	0.0
Cash settlement of gold stream obligation		(14.9)	(1.1)
Issuance of senior unsecured notes, net of transaction costs		0.0	294.6
Repayment of senior unsecured notes		0.0	(305.3)
Financing initiation costs		(0.6)	0.0
Interest paid		(63.2)	(63.7)
Cash (used by) generated by financing activities		(312.7)	219.8
Effect of exchange rate changes on cash and cash equivalents		(0.5)	1.9
Change in cash and cash equivalents		(112.5)	30.3
Cash and cash equivalents, beginning of period		216.2	185.9
Cash and cash equivalents, end of period		103.7	216.2
Cash and cash equivalents are comprised of:
Cash		64.3	161.3
Short-term money market instruments		39.4	54.9
Cash and cash equivalents, end of period		103.7	216.2
Mesquite Assets [Member]
FINANCING ACTIVITIES
Cash and cash equivalents sold with the sale		(6.5)	0.0
Peak Mines Asset [Member]
FINANCING ACTIVITIES
Cash and cash equivalents sold with the sale		$ (5.7)	$ 0.0

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.